SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION
13.
SHARE‑BASED COMPENSATION

The Group implemented a share incentive plan in June 2014 (the “2014 Plan”) which allows the Group to grant options and restricted share units to employees, directors and consultants of the Group. Under the 2014 Plan, the maximum aggregate number of shares that may be issued shall not exceed 187,697,314 ordinary shares.

In relation with the Re‑domiciliation, the Company adopted the 2018 share incentive plan, which was approved by the board of directors of the Company to replace the previous 2014 share incentive plan created in June 2014. The terms of the 2018 share incentive plan are substantially the same as those under the 2014 share incentive plan, except that the number of options and restricted share units and exercise price were adjusted on a diluted basis in accordance to the shares number of the Company upon the Re‑domiciliation. The awards granted and outstanding under the 2014 share incentive plan survived and remained effective and binding under the 2018 share incentive plan. In December 2018, the Board of Directors of the Company approved to expand the aggregate number of shares that may be issued to not exceed 254,697,314 ordinary shares.

In March 2019, the Group implemented the 2019 Performance Incentive Plan (the “2019 Plan”), which was approved by the board of directors of the Company to grant a maximum number of 52,000,000 ordinary shares under the 2019 Plan.

In December 2020, 10,429,305 treasury stock repurchased under the Share Repurchase Program were approved by the board of directors of the Company to increase the shares issuable under 2019 Plan from 52,000,000 shares to 62,429,305 shares.

In September 2021, 36,534,435 Class A ordinary shares issued under the evergreen plan were approved by the board of directors of the Company to increase the award pool under 2019 Plan from 62,429,305 shares to 98,963,740 shares.

In January 2023, 34,918,695 Class A ordinary shares issued under the evergreen plan were approved by the board of directors of the Company to increase the award pool under 2019 Plan from 98,963,740 shares to 133,882,435 shares.

In June 2024, 37,606,230 Class A ordinary shares issued under the evergreen plan were approved by the board of directors of the Company to increase the award pool under 2019 Plan from 133,882,435 shares to 171,488,665 shares.

Share options

The Company has granted service-based share options, which vest and become exercisable in three installments, with 50% of the total number of ordinary shares subject to such option becoming vested and exercisable on the second anniversary of the vesting commencement date, and 25% becoming vested and exercisable on each of the third and fourth anniversary of the vesting commencement date. The grant date of the share options is the vesting commencement date. The Company also has granted performance-based share options with performance conditions included semi-annual performance results and operating and financial results of the Company. The performance-based share options will commence to vest once the performance conditions are satisfied. Upon termination of employment, all the options that have not been vested will be forfeited. The terms of the options shall not exceed ten years from the date of grant. In addition, the Company has the right to purchase:

1. upon termination for death, disability or retirement, the employees’ vested and/or exercised options at a price of 50% of the fair market value as of the latest practicable date prior to the termination, within 6 months from the employees’ termination;

2. upon dismissal for cause, all the employees’ vested and/or exercised option at a purchase price equals to the exercise price the employees paid to the Company;

3. upon other terminations of employment, the employees’ vested and/or exercised option at a price of 30% of the fair market value as of the latest practicable date prior to the termination, within 6 months from the employees’ termination.

13.
SHARE‑BASED COMPENSATION (Continued)

Share options (Continued)

As the terms permit the Company to purchase these share options at an amount that is equal to or less than the fair value, the Company evaluates the classification for each award upon the occurrence of each employment termination. The termination of employees has been insignificant for all periods presented. As of December 31, 2023 and 2024, the share option award is classified as equity.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial‑lattice option valuation model with the following assumptions for each applicable period which took into account variables such as volatility, dividend yield, and risk‑free interest rate, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of the options granted was estimated on the date of grant that prepared by the management with the assistance of an independent third‑party appraiser, and was determined using a binomial model with the following assumptions:

	Fair value per ordinary share at grant date(1)	Exercise price(2)	Expected volatility(3)	Contractual life(4)	Risk-free interest rate(5)	Expected dividend(6)
	US$	US$
Granted in 2014	0.008	0.00001	40%	10 years	3.0-3.1%	0.0
Granted in 2015	0.008-0.016	0.00001	39%	10 years	2.5-3.1%	0.0
Granted in 2016	0.019-0.030	0.00001	39%	10 years	2.3-3%	0.0
Granted in 2017	0.034-0.059	0.00001-0.040	39%	10 years	3.0-3.2%	0.0
Granted in 2018	0.147-0.405	0.0001-0.200	35-38%	10 years	3.1-3.8%	0.0
Granted in 2019	0.274-0.484	0.00001-0.274	37-39%	10 years	3.0-3.4%	0.0
Granted in 2021	0.2184	1.1853	55%	10 years	0.88%	0.0

(1) Fair value of underlying ordinary shares. Prior to the completion of initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. The fair value of the underlying ordinary shares is determined based on the closing market price of the share after the completion of initial public offering in March 2019.

(2) Exercise price. The exercise price of the options was determined by the Company’s Board of Directors.

(3) Volatility. The volatility of the underlying ordinary shares was estimated based on the historical share price movement of the comparable companies for the period of time close to the expected time to exercise.

(4) Contractual life. The contractual life of the share options was the period between the grant date and the expiry date.

(5) Risk free rate. Risk free rate is estimated based on market yield of U.S. Sovereign Curve with maturity close to the share options as of the valuation date, plus country spread.

(6) Expected dividend. The Company does not expect to declare any dividends in the foreseeable future.

13.
SHARE‑BASED COMPENSATION (Continued)

Share options (Continued)

A summary of the Company’s share option activities for the years ended December 31, 2023 and 2024 is presented below:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	Years	US$
Outstanding as of January 1, 2023	28,431,196	0.03046	5.82	7,335,391
Exercised	(2,323,795)	0.03554
Outstanding as of December 31, 2023	26,107,401	0.03001	4.83	7,243,680
Exercised	(1,727,500)	0.03112
Outstanding as of December 31, 2024	24,379,901	0.02993	3.85	10,450,903

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

The Group recognized share-based compensation expenses relating to the share options of US$1,238,963, US$612,686 and US$111,536 for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, total unrecognized share-based compensation expenses relating to these share options was US$5,852,711. The expense is expected to be recognized over a weighted-average period of 3.8 years.

13.
SHARE‑BASED COMPENSATION (Continued)

RSUs

On April 30, 2020, the Company cancelled 7,660,000 stock options and 900,000 RSUs granted historically, and granted 8,560,000 RSUs to employee on May 1, 2020. Those restricted shares vest over a period of 3 to 3.5 years. The cancellation of stock options and RSUs accompanied by the concurrent grant of a replacement RSUs is accounted for as a modification. The incremental share-based compensation of this replacement is US$0.8 million. Total amount of unrecognized share-based compensation of unvested options and RSUs and incremental share-based compensation is US$1.7 million.

A summary of the Company’s RSU activities for the years ended December 31, 2023 and 2024 is presented below:

	Number of Units	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of January 1, 2023	79,527,746	0.40
Granted	36,225,520	0.24
Exercised	(29,165,983)	0.43
Forfeited	(5,954,634)	0.42
Unvested as of December 31, 2023	80,632,649	0.31
Granted	39,883,435	0.31
Exercised	(29,344,005)	0.33
Forfeited	(5,292,247)	0.30
Unvested as of December 31, 2024	85,879,832	0.31

The Group recognized share-based compensation expenses relating to RSUs (including the expense upon modification) of US$12,636,643, US$9,435,333 and US$9,525,309 for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, total unrecognized share-based compensation expenses relating to these RSUs was US$20,074,287. The expense is expected to be recognized over a weighted average period of 2.8 years.

The Group recognized tax benefit relating to the share-based compensation expense of share options and RSUs of US$1,666,221, US$936,732 and US$1,548,985 for the years ended December 31, 2022, 2023 and 2024, respectively.

Other Share Incentive Plan

In July 2022, Beijing Xiangshang granted share-based awards (“Xiangshang Plan”) to eligible employees and non-employees of Beijing Xiangshang and other employees within the Group. The Xiangshang Plan consists of share options and restricted shares. The estimated fair value of each option grant is estimated on the date of grant using the binominal option-pricing model. The weighted average grant date fair value of options granted for the year ended December 31, 2024 was RMB0.0448 per share. For the year ended December 31, 2024, total share-based compensation expenses for the share options and restricted shares granted under Xiangshang Plan were US$100,055 (RMB720,031). As of December 31, 2024, there were US$14,316 (RMB103,017) of unrecognized share-based compensation expenses related to the share options and restricted shares granted. The expenses were expected to be recognized over a weighted-average period of 1.7 years.